Research and Development (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Payroll and related expenses	[1]	$ 2,083	$ 221	$ 107
Subcontracted work and consulting		1,238	588	17
Share based payments to service provider		112
Rent and office maintenance		281
Travel expenses		79
Other		296	95	7
Research and development total		$ 4,089	$ 904	$ 131

[1]	Includes Share-based payment of USD 379.